Subsequent Events		9 Months Ended
	Jan. 22, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 29, 2021, the date that the financial statements were available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On January 22, 2021, the Sponsor transferred an aggregate of 60,000 Founder Shares to director nominees of the Company’s board of directors, resulting in the Sponsor holding 6,408,750 Founder Shares.

NOTE 11. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.